Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income before noncontrolling interests	$ 22,224	$ 19,368	$ 16,211
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	2,309	7,217	7,899
Changes in fair value of MSRs, MHFS and LHFS carried at fair value	(3,229)	(2,307)	(295)
Depreciation and amortization	3,293	2,807	2,208
Other net losses (gains)	(9,384)	(3,661)	3,273
Stock-based compensation	1,920	1,698	1,488
Excess tax benefits related to stock incentive compensation	(271)	(226)	(79)
Originations of MHFS	(317,054)	(483,835)	(345,099)
Proceeds from sales of and principal collected on mortgages originated for sale	311,431	421,623	298,524
Originations of LHFS	0	(15)	(5)
Proceeds from sales of and principal collected on LHFS	575	9,383	11,833
Purchases of LHFS	(291)	(7,975)	(11,723)
Net change in:
Trading assets	43,638	105,440	35,149
Deferred income taxes	4,977	(1,297)	3,573
Accrued interest receivable	(13)	293	(401)
Accrued interest payable	(32)	(84)	(362)
Other assets	4,693	2,064	(11,529)
Other accrued expenses and liabilities	(7,145)	(11,953)	3,000
Net cash provided by operating activities	57,641	58,540	13,665
Cash flows from investing activities:
Net change in Federal funds sold, securities purchased under resale agreements and other short term investments	(78,184)	(92,946)	36,270
Available-for-sale securities:
Sales proceeds	2,837	5,210	23,062
Prepayments and maturities	50,737	59,712	52,618
Purchases	(89,474)	(64,756)	(121,235)
Held-to-maturity Securities:
Paydowns and maturities	30	0	0
Purchases	(5,782)	0	0
Nonmarketable equity investments:
Sales proceeds	2,577	2,279	2,424
Purchases	(3,273)	(2,619)	(2,656)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(43,744)	(53,381)	(38,526)
Proceeds from sales (including participations) of loans originated for investment	7,694	6,811	6,555
Purchases (including participations) of loans	(11,563)	(9,040)	(8,878)
Principal collected on nonbank entities' loans	19,955	25,080	9,782
Loans originated by nonbank entities	(17,311)	(23,555)	(7,522)
Net cash paid for acquisitions	0	(4,322)	(353)
Proceeds from sales of foreclosed assets and short sales	11,021	12,690	13,495
Net cash from purchases and sales of MSRs	407	116	(155)
Other, net	581	(1,169)	75
Net cash used by investing activities	(153,492)	(139,890)	(35,044)
Cash flows from financing activities:
Net change in deposits	76,342	82,762	72,128
Net change in short-term borrowings	(3,390)	7,699	(6,231)
Long-term debt:
Proceeds from issuance	53,227	27,695	11,687
Repayment	(25,423)	(28,093)	(50,555)
Preferred stock:
Proceeds from issuance	3,145	1,377	2,501
Cash dividends paid	(1,017)	(892)	(844)
Common stock:
Proceeds from issuance	2,224	2,091	1,296
Repurchased	(5,356)	(3,918)	(2,416)
Cash dividends paid	(5,953)	(4,565)	(2,537)
Common stock warrants repurchased	0	(1)	(2)
Excess tax benefits related to stock incentive compensation	271	226	79
Net change in noncontrolling interests	(296)	(611)	(331)
Other, net	136	0	0
Net cash provided by financing activities	93,910	83,770	24,775
Net change in cash and due from banks	(1,941)	2,420	3,396
Cash and due from banks at beginning of year	21,860	19,440	16,044
Cash and due from banks at end of year	19,919	21,860	19,440
Supplemental cash flow disclosures:
Cash paid for interest	4,321	5,245	7,011
Cash paid for income taxes	$ 7,132	$ 8,024	$ 4,875